Financial Information as per operating segments (Tables)	12 Months Ended
Dec. 31, 2019
Operating segments [Abstract]
Disclosure of operating segments [text block]
a)

Information as per operating segments for the years ended
December 31, 2019 and 2018
:

	Chile		International Business		Wines		Others		Total
	2019	2018	2019	2018 (4)	2019	2018	2019	2018 (4)	2019	2018 (5)
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Sales revenue external customers	1,134,048,629	1,080,974,052	452,267,652	473,972,819	203,230,777	201,305,759	-	-	1,789,547,058	1,756,252,630
Other income	16,438,937	15,754,493	11,724,538	9,404,839	3,806,545	4,190,594	1,023,619	(2,320,219)	32,993,639	27,029,707
Sales revenue between segments	13,816,469	12,845,646	495,259	548,184	5,284,436	1,022,378	(19,596,164)	(14,416,208)	-	-
Net sales	1,164,304,035	1,109,574,191	464,487,449	483,925,842	212,321,758	206,518,731	(18,572,545)	(16,736,427)	1,822,540,697	1,783,282,337
Change %	4.9	-	(4.0)	-	2.8	-	-	-	2.2	-
Cost of sales	(540,048,331)	(501,255,744)	(248,880,925)	(230,068,601)	(128,763,785)	(133,271,578)	9,374,851	4,584,531	(908,318,190)	(860,011,392)
% of Net sales	46.4	45.2	53.6	47.5	60.6	64.5	-	-	49.8	48.2
Gross margin	624,255,704	608,318,447	215,606,524	253,857,241	83,557,973	73,247,153	(9,197,694)	(12,151,896)	914,222,507	923,270,945
% of Net sales	53.6	54.8	46.4	52.5	39.4	35.5	-	-	50.2	51.8
MSD&A (1)	(429,093,171)	(407,242,869)	(210,155,693)	(210,591,361)	(55,595,811)	(52,408,689)	(9,726,563)	(11,332,903)	(704,571,238)	(681,575,822)
% of Net sales	36.9	36.7	45.2	43.5	26.2	25.4	-	-	38.7	38.2
Other operating income (expenses)	5,266,475	1,586,173	14,201,709	223,078,626	515,019	1,828,938	1,173,780	532,889	21,156,983	227,026,626
Adjusted operating result (2)	200,429,008	202,661,751	19,652,540	266,344,506	28,477,181	22,667,402	(17,750,477)	(22,951,910)	230,808,252	468,721,749
Change %	(1.1)	-	(92.6)	-	25.6	-	-	-	(50.8)	-
% of Net sales	17.2	18.3	4.2	55.0	13.4	11.0	-	-	12.7	26.3
Net financial expense	-	-	-	-	-	-	-	-	(14,602,562)	(7,766,206)
Equity and income of associates and joint ventures	-	-	-	-	-	-	-	-	(16,431,759)	(10,815,520)
Foreign currency exchange differences	-	-	-	-	-	-	-	-	(9,054,155)	3,299,657
Results as per adjustment units	-	-	-	-	-	-	-	-	(8,255,001)	742,041
Other gains (losses)	-	-	-	-	-	-	-	-	3,156,799	4,029,627
Income before taxes									185,621,574	458,211,348
Tax income (expense)									(39,975,914)	(136,126,817)
Net income for year									145,645,660	322,084,531
Non-controlling interests									15,503,968	15,193,739
Net income attributable to equity holders of the parent									130,141,692	306,890,792
Depreciation and amortization	66,301,914	63,148,804	27,077,745	19,798,708	9,826,148	7,935,006	1,815,127	2,406,676	105,020,934	93,289,194
ORBDA (3)	266,730,922	265,810,555	46,730,285	286,143,214	38,303,329	30,602,408	(15,935,350)	(20,545,234)	335,829,186	562,010,943
Change %	0.3	-	(83.7)	-	25.2	-	-	-	(40.2)	-
% of Net sales	22.9	24.0	10.1	59.1	18.0	14.8	-	-	18.4	31.5

(1)

MSD&A included Marketing, Selling, Distribution and Administrative expenses.
(2)

Adjusted operating result (for management purposes we have defined as Net income before other gains (losses), net financial expense, equity and income of joint venture, foreign currency exchange differences, result as per adjustment units and income taxes).
(3)

ORBDA (for management purpose we have defined as Adjusted Operating Result before Depreciation and Amortization).
(4)

The net impact, related to early termination of Budweiser license,  on International Business Operating segment earnings was a one-time gain of ThCh$ 211,228,960 in ORBDA and a loss in Other for an amount of ThCh$ 2,386,517.
(5)

The net impact, related to early termination of Budweiser license (See
Note 1 – General information, letter C
),
on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in
ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.

b)

Information as per operating segments for the years ended
December 31, 2018 and 2017
:

	Chile		International Business		Wines		Others		Total
	2018	2017	2018 (4)	2017	2018	2017	2018 (4)	2017	2018 (5)	2017
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Sales revenue external customers	1,080,974,052	1,020,763,055	473,972,819	457,178,413	201,305,759	200,455,713	-	-	1,756,252,630	1,678,397,181
Other income	15,754,493	14,667,777	9,404,839	2,740,533	4,190,594	3,105,064	(2,320,219)	(549,761)	27,029,707	19,963,613
Sales revenue between segments	12,845,646	11,688,658	548,184	398,100	1,022,378	893,005	(14,416,208)	(12,979,763)	-	-
Net sales	1,109,574,191	1,047,119,490	483,925,842	460,317,046	206,518,731	204,453,782	(16,736,427)	(13,529,524)	1,783,282,337	1,698,360,794
Change %	6.0	-	5.1	-	1.0	-	-	-	5.0	-
Cost of sales	(501,255,744)	(483,604,499)	(230,068,601)	(190,387,412)	(133,271,578)	(126,244,373)	4,584,531	1,497,629	(860,011,392)	(798,738,655)
% of Net sales	45.2	46.2	47.5	41.4	64.5	61.7	-	-	48.2	47.0
Gross margin	608,318,447	563,514,991	253,857,241	269,929,634	73,247,153	78,209,409	(12,151,896)	(12,031,895)	923,270,945	899,622,139
% of Net sales	54.8	53.8	52.5	58.6	35.5	38.3	-	-	51.8	53.0
MSD&A (1)	(407,242,869)	(383,169,121)	(210,591,361)	(225,341,789)	(52,408,689)	(53,941,735)	(11,332,903)	(6,330,835)	(681,575,822)	(668,783,480)
% of Net sales	36.7	36.6	43.5	49.0	25.4	26.4	-	-	38.2	39.4
Other operating income (expenses)	1,586,173	2,438,416	223,078,626	678,153	1,828,938	251,765	532,889	687,209	227,026,626	4,055,543
Adjusted operating result (2)	202,661,751	182,784,286	266,344,506	45,265,998	22,667,402	24,519,439	(22,951,910)	(17,675,521)	468,721,749	234,894,202
Change %	10.9	-	488.4	-	(7.6)	-	-	-	99.5	-
% of Net sales	18.3	17.5	55.0	9.8	11.0	12.0	-	-	26.3	13.8
Net financial expense	-	-	-	-	-	-	-	-	(7,766,206)	(19,115,361)
Equity and income of associates and joint ventures	-	-	-	-	-	-	-	-	(10,815,520)	(8,914,097)
Foreign currency exchange differences	-	-	-	-	-	-	-	-	3,299,657	(2,563,019)
Results as per adjustment units	-	-	-	-	-	-	-	-	742,041	(110,539)
Other gains (losses)	-	-	-	-	-	-	-	-	4,029,627	(7,716,791)
Income before taxes									458,211,348	196,474,395
Tax income (expense)									(136,126,817)	(48,365,976)
Net income for year									322,084,531	148,108,419
Non-controlling interests									15,193,739	18,501,066
Net income attributable to equity holders of the parent									306,890,792	129,607,353
Depreciation and amortization	63,148,804	64,807,818	19,798,708	15,568,301	7,935,006	7,505,440	2,406,676	4,317,945	93,289,194	92,199,504
ORBDA (3)	265,810,555	247,592,104	286,143,214	60,834,299	30,602,408	32,024,879	(20,545,234)	(13,357,576)	562,010,943	327,093,706
Change %	7.4	-	370.4	-	(4.4)	-	-	-	71.8	-
% of Net sales	24.0	23.6	59.1	13.2	14.8	15.7	-	-	31.5	19.3

(1)

MSD&A included Marketing, Selling, Distribution and Administrative expenses.
(2)

Adjusted operating result (for management purposes we have defined as Net income before other gains (losses), net financial expense, equity and income of joint venture, foreign currency exchange differences, result as per adjustment units and income taxes).
(3)

ORBDA (for management purpose we have defined as Adjusted Operating Result before Depreciation and Amortization).
(4)

The net impact, related to early termination of Budweiser license,  on International Business Operating segment earnings was a one-time gain of ThCh$ 211,228,960 in ORBDA and a loss in Other for an amount of ThCh$ 2,386,517.
(5)

The net impact, related to early termination of Budweiser license (See
Note 1 – General information, letter C
),
on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in
ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.

Disclosure of geographical areas [text block]
Sales information by geographic location

Net sales per geographical location	For the years ended as of December 31,
	2019	2018	2017
	ThCh$	ThCh$	ThCh$
Chile (1)	1,342,369,499	1,289,513,013	1,226,668,091
Argentina (2)	390,443,569	421,607,095	413,466,737
Uruguay	17,805,957	17,708,773	16,402,136
Paraguay	47,148,643	43,565,171	41,823,830
Bolivia (3)	24,773,029	10,888,285	-
Foreign countries	480,171,198	493,769,324	471,692,703
Total	1,822,540,697	1,783,282,337	1,698,360,794

(1)

Includes net sales correspond to Corporate Support Unit and eliminations between geographical locations. Additionally, includes net sales made in Chile of the Wines Operating segment.
(2)

Includes net sales made by the subsidiaries Finca La Celia S.A. and Los Huemules SRL., registered under the Wines Operating segment and Chile Operating segment, respectively.
(3)

See
Note 15 – Business combinations, letter a)
.

Disclosure of major customers [text block]
Sales information by customer

	For the years ended as of December 31,
Net Sales	2019	2018	2017
	ThCh$	ThCh$	ThCh$
Domestic sales	1,702,109,548	1,664,613,889	1,572,617,473
Exports sales	120,431,149	118,668,448	125,743,321
Total	1,822,540,697	1,783,282,337	1,698,360,794

Disclosure Of Products By Category [Text Block]
Sales information by product category

Sales information by product category	For the years ended as of December 31,
	2019	2018	2017
	ThCh$	ThCh$	ThCh$
Alcoholic business	1,206,288,857	1,206,506,503	1,158,451,078
Non-alcoholic business	583,258,201	549,746,127	519,946,103
Others (1)	32,993,639	27,029,707	19,963,613
Total	1,822,540,697	1,783,282,337	1,698,360,794

(1)

Others consist mainly of sales of by-products and packaging including bottles, pallets, and glasses.

Disclosure Of Depreciation And Amortisation Operating Segments [Text Block]
Depreciation and amortization as per operating segments

Depreciation and amortization	For the years ended as of December 31,
	2019	2018	2017
	ThCh$	ThCh$	ThCh$
Chile operating segment	66,301,914	63,148,804	64,807,818
International Business operating segment	27,077,745	19,798,708	15,568,301
Wines operating segment	9,826,148	7,935,006	7,505,440
Others (1)	1,815,127	2,406,676	4,317,945
Total	105,020,934	93,289,194	92,199,504

(1)

I
ncludes depreciation and amortization corresponding to the Corporate Support Units.

Disclosure Of Cash Flows From Used In Operating Segments [Text Block]
Cash flows Operating Segments

Cash flows Operating Segments	For the years ended as of December 31,
	2019	2018	2017
	ThCh$	ThCh$	ThCh$
Cash flows from operating activities	242,320,045	429,313,131	262,161,431
Chile operating segment	139,560,085	155,728,711	161,413,504
International business operating segment	3,885,657	228,740,495	58,773,027
Wines operating segment	37,196,293	14,340,011	16,167,068
Others	61,678,010	30,503,914	25,807,832

Cash flows from investing activities	(144,185,726)	(199,002,101)	(173,614,379)
Chile operating segment	(125,009,624)	(115,670,330)	(78,746,298)
International business operating segment	(38,558,437)	(35,475,310)	(32,312,751)
Wines operating segment	(28,895,781)	(16,749,301)	(10,870,574)
Others (1) (*)	48,278,116	(31,107,160)	(51,684,756)

Cash flows from financing activities	(199,420,161)	(52,963,862)	(53,001,198)
Chile operating segment	(14,458,606)	(60,093,788)	(65,996,567)
International business operating segment	25,039,794	(100,573,425)	(8,217,846)
Wines operating segment	439,231	3,741,241	(15,171,642)
Others (1) (*)	(210,440,580)	103,962,110	36,384,857

(1)

Others include Corporate Support Units, due to cash flows are managed by CCU.
(*)  It
includes contribution to joint ventures. See
Note 8 - Cash and cash equivalents
.

Disclosure Of Capital Investments By Operating Segments [Text Block]
Capital expenditures as per operating segments

Capital expenditures (property, plant and equipment and software additions)	For the years ended as of December 31,
	2019	2018	2017
	ThCh$	ThCh$	ThCh$
Chile operating segment	69,394,303	78,887,075	80,866,369
International Business operating segment	38,524,717	32,756,828	32,312,751
Wines operating segment	22,020,111	16,961,638	10,948,212
Others (1)	10,548,718	2,834,881	1,638,148
Total	140,487,849	131,440,422	125,765,480

(1)

Others include the capital investments corresponding to the Corporate Support Units.

Disclosure Of Operating Segments Assets [Text Block]
Assets as per operating segments

Assets as per Operating segment	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Chile operating segment	1,255,267,920	1,183,145,732
International Business operating segment	460,237,744	463,913,523
Wines operating segment	380,892,311	341,959,321
Others (1)	257,292,739	416,846,340
Total	2,353,690,714	2,405,864,916
(1)

I
ncludes assets corresponding to the Corporate Support Units.

Disclosure Of Geographical Areas Assets [Text Block]
Assets per geographic location

Assets per geographical location	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Chile (1)	1,862,882,784	1,924,196,897
Argentina (2)	370,434,173	373,091,516
Uruguay	26,403,153	26,925,415
Paraguay	55,536,326	53,126,091
Bolivia (3)	38,434,278	28,524,997
Total	2,353,690,714	2,405,864,916
(1)

Includes the assets corresponding to the Corporate Support Units and eliminations between geographic location and investments in associates and joint ventures. Additionally, includes part of Wines Operating segment and excludes its argentine subsidiary Finca La Celia S.A.
(2)

Includes the assets of the subsidiaries Finca La Celia S.A. and Los Huemules S.R.L., registered under the Wines Operating segment and Chile Operating segment, respectively.
(3)

See
Note 15 – Business combinations, letter a)
.

Disclosure Of Operating Segments Liabilities [Text Block]
Liabilities as per operating segments

Liabilities as per Operating segment	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Chile operating segment	479,278,341	457,517,605
International Business operating segment	170,050,938	172,893,966
Wines operating segment	139,805,629	112,427,830
Others (1)	121,628,583	273,909,572
Total	910,763,491	1,016,748,973

(1)

O
thers include liabilities corresponding to the Corporate Support Units.

Disclosure Of Operating Segments Related To Income Statement [Text Block]
Operating Segment’s additional information

The Consolidated Statement of Income classified according to the Company’s operations management is as follows:

CONSOLIDATED STATEMENT OF INCOME	Notes	For the years ended December 31,
		2019	2018 (*)	2017
		ThCh$	ThCh$	ThCh$
Sales revenue external customers		1,789,547,058	1,756,252,630	1,678,397,181
Other income		32,993,639	27,029,707	19,963,613
Net sales		1,822,540,697	1,783,282,337	1,698,360,794
Change %		2.2	5.0	-
Cost of sales		(908,318,190)	(860,011,392)	(798,738,655)
% of Net sales		49.8	48.2	47.0
Gross margin		914,222,507	923,270,945	899,622,139
% of Net sales		50.2	51.8	53.0
MSD&A (1)		(704,571,238)	(681,575,822)	(668,783,480)
% of Net sales		38.7	38.2	39.4
Other operating income (expenses)		21,156,983	227,026,626	4,055,543
Adjusted operating result (2)		230,808,252	468,721,749	234,894,202
Change %		(50.8)	99.5	-
% of Net sales		12.7	26.3	13.8
Net financial expense	32	(14,602,562)	(7,766,206)	(19,115,361)
Equity and income of associates and joint ventures	16	(16,431,759)	(10,815,520)	(8,914,097)
Foreign currency exchange differences	32	(9,054,155)	3,299,657	(2,563,019)
Results as per adjustment units	32	(8,255,001)	742,041	(110,539)
Other gains (losses)	31	3,156,799	4,029,627	(7,716,791)
Income before taxes		185,621,574	458,211,348	196,474,395
Tax income (expense)	24	(39,975,914)	(136,126,817)	(48,365,976)
Net income for year		145,645,660	322,084,531	148,108,419
Non-controlling interests	28	15,503,968	15,193,739	18,501,066
Net income attributable to equity holders of the parent		130,141,692	306,890,792	129,607,353
Depreciation and amortization	29	105,020,934	93,289,194	92,199,504
ORBDA (3)		335,829,186	562,010,943	327,093,706
Change %		(40.2)	71.8	-
% of Net sales		18.4	31.5	19.3

(*) The net impact, related to early termination of Budweiser license (See
Note 1 – General information, letter C)
, on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.

Disclosure Of Operating Segments Related To Profit Loss [Text Block]
The following is a reconciliation of our Net income, the main comparable IFRS measure to Adjusted Operating Result for the years ended
December 31, 2019, 2018 and 2017
:

	For the years ended December 31,
	2019	2018 (*)	2017
	ThCh$	ThCh$	ThCh$
Net income of year	145,645,660	322,084,531	148,108,419
Add (Subtract):
Other gains (losses)	(3,156,799)	(4,029,627)	7,716,791
Finance income	(13,117,641)	(15,794,456)	(5,050,952)
Finance costs	27,720,203	23,560,662	24,166,313
Share of net loss of joint ventures and associates accounted for using the equity method	16,431,759	10,815,520	8,914,097
Foreign currency exchange differences	9,054,155	(3,299,657)	2,563,019
Result as per adjustment units	8,255,001	(742,041)	110,539
Income tax expense	39,975,914	136,126,817	48,365,976
Adjusted operating result	230,808,252	468,721,749	234,894,202
Depreciation and amortization	105,020,934	93,289,194	92,199,504
ORBDA	335,829,186	562,010,943	327,093,706

(*) The net impact, related to early termination of Budweiser license (See
Note 1 – General information, letter C)
, on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.

Disclosure Of Operating Segments Related To MSDA [Text Block]
The following is a reconciliation of the consolidated amounts presented for MSD&A with the comparable amounts presented on the face of our consolidated statement of income:

	For the years ended December 31.
	2019	2018	2017
	ThCh$	ThCh$	ThCh$
Consolidated statement of income
Distribution costs	(327,543,973)	(314,391,183)	(290,227,129)
Administrative expenses	(136,975,243)	(152,376,458)	(142,514,649)
Other expenses by function	(241,479,749)	(216,236,609)	(238,704,061)
Other expenses included in ´Other expenses by function´	1,427,727	1,428,428	2,662,359
Total MSD&A	(704,571,238)	(681,575,822)	(668,783,480)